BUSINESS COMBINATIONS - Acquisition of Grupo Assa (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Mar. 31, 2021	Jul. 31, 2020	Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Closing cash payment	[2]				$ 161,107	[1]	$ 84,643	$ 103,978
(Increase) decrease of the contingent consideration					$ (204)
Grupo ASSA
Disclosure of detailed information about business combination [line items]
Closing payment			$ 45,000
Deferred payment			$ 17
Deferred payment period			24 months
Deferred payment subject to achievement of specific targets			$ 12,500
Closing payment paid			42,000
Closing cash payment			25,156
Common stock, value, subscriptions			20,000
(Increase) decrease of the contingent consideration							$ 1,202
Payment for contingent consideration		$ 11,289		$ 11,289
Grupo ASSA | Tranche 1 Shares
Disclosure of detailed information about business combination [line items]
Common stock, value, subscriptions			$ 3,618
Grupo ASSA | Tranche 2 Shares
Disclosure of detailed information about business combination [line items]
Deferred payment period			24 months
Common stock, value, subscriptions			$ 17,000
Deferred payment additional period			12 months
Period prior to closing date			36 months
Period prior to applicable date of share issuance			60 days

[1]	As of December 31, 2021, the Company issued 10,088, 10,842 and 7,032 common shares for a total amount of 2,149, 2,372 and 2,100, respectively, according to the subscription agreement included in the stock purchase agreement signed with Hybrido´s, Walmeric´s and Navint's sellers, these were non-cash transaction. As of December 31, 2020, the Company issued 20,918, 5,551 and 189,287 common shares for a total amount of 3,618, 1,123 and 40,354, respectively, according to the subscription agreement included in the stock purchase agreement signed with Grupo ASSA´s, Giant Monkey Robot´s and Bluecap Management Consulting's sellers, these were non-cash transaction.
[2]	Cash paid for assets acquired and liabilities assumed in the acquisition of subsidiaries net of cash acquired (note 26)